Loans Held-For-Sale, Net (Schedule Of Loans Held-For-Sale) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable Held-for-sale [Line Items]
Loans Held-for-sale, consumer automobile	$ 0	$ 425
Mortgage loans held-for-sale	2,490	8,112
Loans Held-for-sale, Commercial and Industrial	86	20
Total loans held-for-sale	2,576	8,557
First Mortgage [Member]
Loans Receivable Held-for-sale [Line Items]
Mortgage loans held-for-sale	2,490	7,372
Home Equity [Member]
Loans Receivable Held-for-sale [Line Items]
Mortgage loans held-for-sale	0	740
Domestic [Member]
Loans Receivable Held-for-sale [Line Items]
Loans Held-for-sale, consumer automobile	0	425
Mortgage loans held-for-sale	2,490	8,100
Loans Held-for-sale, Commercial and Industrial	86	20
Total loans held-for-sale	2,576	8,545
Domestic [Member] | First Mortgage [Member]
Loans Receivable Held-for-sale [Line Items]
Mortgage loans held-for-sale	2,490	7,360
Domestic [Member] | Home Equity [Member]
Loans Receivable Held-for-sale [Line Items]
Mortgage loans held-for-sale	0	740
Foreign [Member]
Loans Receivable Held-for-sale [Line Items]
Loans Held-for-sale, consumer automobile	0	0
Mortgage loans held-for-sale	0	12
Loans Held-for-sale, Commercial and Industrial	0	0
Total loans held-for-sale	0	12
Foreign [Member] | First Mortgage [Member]
Loans Receivable Held-for-sale [Line Items]
Mortgage loans held-for-sale	0	12
Foreign [Member] | Home Equity [Member]
Loans Receivable Held-for-sale [Line Items]
Mortgage loans held-for-sale	0	0
Fair Value Option Election, Fair Value [Member]
Loans Receivable Held-for-sale [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	2,490	3,919
Loans Held For Sale Member
Loans Receivable Held-for-sale [Line Items]
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	$ 26	$ 221